Submission	Aug. 13, 2026
Submission [Line Items]
Central Index Key	0000357173
Registrant Name	OLD SECOND BANCORP INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES